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TYPE						13F-HR
PERIOD					06/30/08
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 29, 2008

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		816012
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    17617 522900.00 SH      Sole                522900.00
Adobe Systems Inc              COM              00724F101    17916 454843.00 SH      Sole                454843.00
Agilent Technologies Inc       COM              00846U101     9413 264850.00 SH      Sole                264850.00
Air Products & Chemicals Inc   COM              009158106    25313 256050.00 SH      Sole                256050.00
Apple Computer                 COM              037833100     8188 48900.00 SH       Sole                 48900.00
Bard (C.R.) Inc                COM              067383109    25664 291801.00 SH      Sole                291801.00
Baxter International Inc       COM              071813109    21169 331075.00 SH      Sole                331075.00
Becton Dickinson & Co          COM              075887109    10112 124375.00 SH      Sole                124375.00
Bucyrus International Inc      COM              118759109     8463 115900.00 SH      Sole                115900.00
Celgene Corporation            COM              151020104    28577 447425.00 SH      Sole                447425.00
Cisco Systems Inc              COM              17275R102    21913 942100.00 SH      Sole                942100.00
Clorox Company                 COM              189054109    10699 204965.00 SH      Sole                204965.00
Corning Inc                    COM              219350105    28390 1231675.00 SH     Sole               1231675.00
Emerson Electric Co            COM              291011104    24048 486301.00 SH      Sole                486301.00
Exxon Mobil Corporation        COM              30231G102    10540 119600.00 SH      Sole                119600.00
FPL Group Inc                  COM              302571104    17131 261225.00 SH      Sole                261225.00
Gamestop Corp - Cl A           COM              36467w109    21267 526400.00 SH      Sole                526400.00
General Electric Co            COM              369604103     5252 196775.00 SH      Sole                196775.00
Genzyme Corp - Genl Division   COM              372917104     8338 116000.00 SH      Sole                116000.00
Gilead Sciences Inc            COM              375558103     9724 183650.00 SH      Sole                183650.00
Goldman Sachs Group Inc        COM              38141G104    15282 87375.00 SH       Sole                 87375.00
Goodrich Corp                  COM              382388106    11222 236450.00 SH      Sole                236450.00
Google Inc - Class A           COM              38259P508    21720 41260.00 SH       Sole                 41260.00
Hewlett Packard Co             COM              428236103    25348 573350.00 SH      Sole                573350.00
International Business Machine COM              459200101     8066 68050.00 SH       Sole                 68050.00
ITT Corp                       COM              450911102    19857 313550.00 SH      Sole                313550.00
J.P. Morgan Chase & Company    COM              46625H100     9824 286325.00 SH      Sole                286325.00
Jacobs Engineering             COM              469814107     7132 88375.00 SH       Sole                 88375.00
Joy Global Inc                 COM              481165108     9244 121900.00 SH      Sole                121900.00
Microchip Technology Inc       COM              595017104     1060 34700.00 SH       Sole                 34700.00
Molson Coors Brewing Co.       COM              60871r209     8482 156125.00 SH      Sole                156125.00
Monsanto Co                    COM              61166w101    24476 193575.00 SH      Sole                193575.00
National Oilwell Varco         COM              637071101    22025 248250.00 SH      Sole                248250.00
Norfolk Southern Corp          COM              655844108     7693 122750.00 SH      Sole                122750.00
Northern Trust Corp            COM              665859104    25217 367750.00 SH      Sole                367750.00
Oracle Corporation             COM              68389X105    25229 1201375.00 SH     Sole               1201375.00
Pepsico Inc                    COM              713448108    29140 458250.00 SH      Sole                458250.00
PNC Financial Services Group   COM              693475105    14108 247075.00 SH      Sole                247075.00
Procter & Gamble               COM              742718109    14321 235500.00 SH      Sole                235500.00
Raytheon Company               COM              755111507    16385 291125.00 SH      Sole                291125.00
Roper Industries Inc           COM              776696106    15729 238750.00 SH      Sole                238750.00
Sunoco Inc.                    COM              86764P109     4909 120650.00 SH      Sole                120650.00
T Rowe Price Group Inc         COM              74144T108    26069 461649.00 SH      Sole                461649.00
Tidewater Inc                  COM              886423102    12695 195225.00 SH      Sole                195225.00
Transocean                     COM              G90073100    18463 121153.00 SH      Sole                121153.00
U S Bancorp                    COM              902973304    10862 389450.00 SH      Sole                389450.00
VF Corp                        COM              918204108    24368 342350.00 SH      Sole                342350.00
Vulcan Materials Co            COM              929160109     1600 26760.00 SH       Sole                 26760.00
Waters Corp                    COM              941848103    19094 296025.00 SH      Sole                296025.00
XTO Energy Inc                 COM              98385X106    27872 406831.00 SH      Sole                406831.00
Yum! Brands,Inc                COM              988498101     8789 250475.00 SH      Sole                250475.00

REPORT SUMMARY			51 DATA RECORDS		     816012		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
